Net Loss From Continuing Operations - Employee Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Short-term employee benefits	$ 64,761	$ 69,806	$ 70,205
Defined contribution plans	2,719	3,064	2,982
Termination benefits	94	2,546	86
Share-based payments	26,324	37,907	5,038
Total employee benefits expense	93,898	113,323	78,311
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	26,418	29,668	24,417
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	15,532	21,580	17,457
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	23,816	27,684	13,908
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Total employee benefits expense	$ 28,132	$ 34,391	$ 22,529